Net finance expense - other (Tables)	12 Months Ended
Dec. 31, 2021
Net finance expense - other [Abstract]
Net finance expense - other
	December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Interest on loans	22,902	22,003	8,464
Interest on lease liabilities	558	335	17
Charges and fees paid	310	17	120
Interest received	(5)	(87)	(92)
Foreign exchange loss/(gain)	4,141	(2,699)	(3,750)
Total	27,906	19,569	4,759